Cover	Jun. 12, 2019
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K amends a Current Report on Form 8-K filed by Medifast, Inc. on June 13, 2019 (the “Report”), and is being filed solely to file a corrected version of Exhibit 3.1, an incorrect version of which was included in the Report. The incorrect version of Exhibit 3.1 filed with the Report contained errors in Article 2.3 and Article 2.5. A copy of the correct version is attached to this filing as Exhibit 3.1, which correct version properly indicates that the Board of Directors of the Company was declassified commencing with the Company’s annual meeting in 2015, and remains declassified.
Document Period End Date	Jun. 12, 2019
Entity File Number	001-31573
Entity Registrant Name	MEDIFAST, INC.
Entity Central Index Key	0000910329
Entity Tax Identification Number	13-3714405
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 International Drive
Entity Address, City or Town	Baltimore
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	21202
City Area Code	410
Local Phone Number	581-8042
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MED
Security Exchange Name	NYSE
Entity Emerging Growth Company	false